Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of assets and liabilities with related private corporations and financial institutions

The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31,	December 31,
	2020	2019
Assets
Demand deposits	3,269	3,812
Loans, net	22,499	49,101
Total asset	25,768	52,913
Liabilities
Time deposits	240,000	120,000
Total liabilities	240,000	120,000
Contingencies
Stand-by letters of credit	28,300	20,000
Loss allowance	(60)	(49)
Total contingencies	28,240	19,951

Schedule of income and expenses with related parties

The detail of income and expenses with related parties is as follows:

	December 31,
	2020	2019	2018
Interest income
Loans	1,390	2,837	2,751
Total interest income	1,390	2,837	2,751
Interest expense
Deposits	(2,961)	(3,927)	(984)
Borrowings and debt (1)	—	(645)	—
Total interest expense	(2,961)	(4,572)	(984)

Net interest income (expenses)	(1,571)	(1,735)	1,767

Other income (expense)
Fees and commissions, net	420	132	1
(Loss) gain on financial instruments, net	—	(41)	41
Other income, net	—	—	1
Total other income, net	420	91	43

Operating expenses
Depreciation of equipment and leasehold improvements	—	(899)	—
Other expenses	—	(409)	(2,287)
Total operating expenses	—	(1,308)	(2,287)
Net income from related parties	(1,151)	(2,952)	(477)

(1)

This caption includes the financial cost relating to leases and depreciation expense for the right-of-use assets that originates from the lease contract with related parties where the Bank acts as a lessee through December 31, 2019.

Schedule of reporting periods, total compensation paid to directors and the executives of bladex

The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2020	2019	2018
Expenses:
Compensation costs to directors	2,033	2,289	2,331
Compensation costs to executives	5,448	3,244	4,943